Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	As at March 31
Particulars	2020	2021
Cash in hand	90	65
Funds in transit	4,631	13,236
Bank balances	113,477	218,141
Term deposits	11,683	63,624
Total	129,881	295,066